Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Income (Loss) before Income Taxes by Jurisdiction

The following table summarizes income (loss) before income taxes by jurisdiction (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
United States	$1,162	$971	$(15)
Foreign	1,042	971	396

Total	$2,204	$1,942	$381

Summary of Allocation of Income Tax (Benefit) Expense

The following table summarizes the allocation of income tax (benefit) expense as follows (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Income from continuing operations	$(553)	$274	$198
Other comprehensive income	191	(5)	—

Total	$(362)	$269	$198

Summary of Income Tax Expense (Benefit)

The following table summarizes income tax (benefit) expense (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Current income tax expense:
Foreign	$369	$267	$210
State and local	11	7	5

	380	274	215

Deferred income tax (benefit) expense:
Foreign	(851)	8	(20)
State and local	(82)	(8)	3

	(933)	—	(17)

Total	$(553)	$274	$198

Components of Deferred Tax (Benefit) Expense

The significant components of deferred tax (benefit) expense were as follows (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Deferred tax expense (benefit) (exclusive of the items below)	$29	$15	$(13)
Benefits of operating loss carryforwards	(10)	(12)	(7)
Adjustment due to changes in enacted tax rates or laws	4	(3)	3
Decrease in beginning-of-the-year valuation allowance (1)	(956)	—	—

Total	$(933)	$—	$(17)

(1)	In December 2013, we recognized a $962 million non-cash tax benefit related to the release of valuation allowances on certain deferred tax assets which is comprised of $956 million related to the beginning-of-the-year valuation allowance and $6 million related to current year activity.

Reconciliation of Income Tax (benefit) expense

A reconciliation of income tax (benefit) expense provided using the U.S. federal statutory tax rate of 35 percent to actual income taxes was as follows (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Tax expense at U.S. federal statutory tax rate	$771	$680	$135
Limited liability company (income)/losses not subject to federal or state taxes	(348)	(296)	79
Adjustment to taxes receivable	(1)	2	(20)
Valuation allowances	(956)	(77)	6
Foreign statutory rate difference	(94)	(83)	(31)
Non-deductible expenses	24	9	(6)
Withholding taxes	77	27	10
Foreign currency translation	(26)	10	(26)
Prior year tax return adjustments	(8)	4	61
Other	8	(2)	(10)

	$(553)	$274	$198

Effective income tax rate	(25)%	14%	52%

Reconciliation of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits was as follows (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Unrecognized tax benefits at beginning of period	$101	$140	$949
Settlements with tax authorities	(6)	(34)	(783)
Gross increases for tax positions of prior years	10	32	30
Gross decreases for tax positions of prior years	(17)	(37)	(52)
Exchange rate differences	(5)	—	(4)

Unrecognized tax benefits at end of period	$83	$101	$140

Components of Deferred Tax Assets and Liabilities

The table below summarizes the significant components of deferred tax assets and liabilities as of December 31(in millions of dollars):

	2013	2012
Deferred Tax Assets
Accrued expenses	$535	$542
Postretirement health care and life insurance benefits	416	452
Property, plant and equipment	6	5
Pension liabilities and assets	41	222
Foreign NOL carryforwards	111	101
State and local taxes, including state NOL	107	103
Tax credit carryforwards	32	92
Other	61	73

Total Gross Deferred Tax Assets	1,309	1,590
Less: valuation allowance	(151)	(1,164)

Total Net Deferred Tax Assets	1,158	426
Deferred Tax Liabilities
Property, plant and equipment	315	333
State and local taxes, including state NOL	63	20
Lease transactions	1	3
Other	133	161

Total Deferred Tax Liabilities	512	517

Net Deferred Tax Assets/(Liabilities)	$646	$(91)

Tax Credit and NOL Carryforwards Included in Deferred Tax Assets

Deferred tax assets included the following tax credit and net operating loss (“NOL”) carryforwards as of December 31 (in millions of dollars):

		2013		2012
	Expiration	Deferred Tax Asset	Valuation Allowance	Deferred Tax Asset	Valuation Allowance
Tax credit carryforwards:
Canada	2014 – 2029	$3	$—	$26	$(26)
Mexico	2014 – 2015	27	(23)	56	(52)
Other Foreign	2014 – 2020	2	(2)	10	(10)

Total		$32	$(25)	$92	$(88)

NOL carryforwards:
U.S. NOLs, net	2030 – 2031	$5	$(3)	$18	$(18)
Foreign NOLs, net
Mexico	2017 – 2023	31	(31)	31	(31)
Other	2014 – 2031	9	(9)	9	(9)
	Indefinite	71	(71)	61	(61)

Total		$116	$(114)	$119	$(119)